Long-Term Debt (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Lease Obligations
Number of leases acquired	2
Wynnewood Acquisition | Capital Lease related to Excel Pipeline LLC
Capital Lease Obligations
Remaining term of leases	199 months	202 months
Wynnewood Acquisition | Capital Lease related to Magellan Pipeline Terminals, L.P.
Capital Lease Obligations
Remaining term of leases	198 months	201 months